                              500 Boylston Street, Boston, Massachusetts  02116-3741
                                Phone 617-954-5000

November 2, 2012

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on Behalf of MFS® Lifetime® 2015 Fund, MFS® Lifetime® 2025 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2045 Fund and MFS® Lifetime® 2055 Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 30 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on October 26, 2012.

Please call the undersigned at (617) 954-4340 or Matthew Mills at (617) 954-6559 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn
enclosure